Condensed Consolidated Interim Statements of Operations and Comprehensive Income - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025
Revenues
Staking and lending income	$ 2,558,288	$ 4,883,024	$ 6,363,485	$ 10,849,531
Management fees	1,222,111	2,885,160	3,685,379	7,547,407
Trading commissions	2,190,278	2,233,106	7,583,326	6,230,864
Other revenue	108,100	301,907	261,509	660,407
Revenues excluding realized and net change in unrealized gains (losses)	6,078,777	10,303,197	17,893,699	25,288,209
Realized and net change in unrealized (loss) gain on digital assets	190,568,093	118,260,624	(7,173,053)	29,330,978
Realized and net change in unrealized (loss) gain on equity investments at FVTPL	43,287,190	73,507,369	3,425,863	30,527,468
Realized and net change in unrealized gain (loss) on ETP payables	(222,217,093)	(179,811,419)	22,704,954	(6,002,344)
Realized and net change in unrealized gain (loss) on derivative liabilities	619,132		99,644
Revenues from realized and net change in unrealized gains (losses)	12,257,322	11,956,574	19,057,408	53,856,102
Total revenues	18,336,099	22,259,771	36,951,107	79,144,311
Operating expenses
Operating, general and administration	8,964,417	8,954,453	24,503,161	23,068,641
Share based payments	880,182	2,207,588	3,865,715	10,758,244
Depreciation - equipment		808		1,666
Amortization - right-of-use assets	1,117	51,180	262,464	51,180
Amortization - intangibles		458,547	24,280	1,163,988
Fees and commissions	1,148,454	1,544,183	3,207,398	5,025,391
Foreign exchange (gain) loss	309,746	10,875	935,280	(367,259)
Total operating expenses	11,303,916	13,227,634	32,798,298	39,701,851
Operating income	7,032,183	9,032,137	4,152,809	39,442,460
Realized (loss) gain on investments		177,378		(300,804)
Unrealized (loss) gain on investments	13,351,129	21	(3,406,815)	2,723
Interest income	112,616	35,325	848,335	64,419
Interest expense	(3,167)	(141,510)	(126,225)	(375,552)
Other income	598,557		804,663
Gain on lease termination	625		146,838
Other expenses	28,881	(4,675,199)	(95)	(4,675,199)
Loss on investment in associate	(49,249)		(140,878)
Change in fair value of warrant liability	1,363,014		10,273,974
Bad debt recovery	33,572		162,426
Impairment loss			(375,928)
Total other (expenses) income	15,435,978	(4,603,985)	8,186,295	(5,284,413)
Net income for the period before taxes	22,468,161	4,428,152	12,339,104	34,158,047
Current income taxes	135,779	492,246	135,779	1,510,499
Net income for the period after taxes	22,332,382	3,935,906	12,203,325	32,647,548
Other comprehensive income
Cumulative translation adjustment	(55,718)	(942,908)	1,436	1,142,502
Net income and comprehensive income for the period	$ 22,276,664	$ 2,992,998	$ 12,204,761	$ 33,790,050
Income per share
Basic	$ 0.06	$ 0.01	$ 0.03	$ 0.10
Diluted	$ 0.06	$ 0.01	$ 0.03	$ 0.09
Weighted average number of shares outstanding:
Basic	388,262,187	343,998,923	387,582,359	331,245,844
Diluted	404,112,789	373,627,746	405,899,836	362,979,050